Employee benefit plans - Financial Position of Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amounts recognized in the consolidated balance sheets consist of:
Accrued pension benefit cost included in employee benefit plans liability	$ (83,589)	$ (88,694)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	99,013	110,004	$ 106,748
Change in projected benefit obligation
Projected benefit obligation at beginning of year	110,004	106,748	157,478
Service cost	0	0	0
Interest cost	5,134	5,367	3,026
Benefits paid	(7,961)	(7,829)	(9,153)
Actuarial (gain) loss	(7,453)	3,368	(37,425)
Foreign exchange translation adjustment	(711)	2,350	(7,178)
Projected benefit obligation at end of year	99,013	110,004	106,748
Change in plan assets
Fair value of plan assets at beginning of year	136,653	137,294	179,025
Actual return on plan assets	(1,501)	3,725	(24,574)
Employer contribution	153	386	207
Benefits paid	(7,961)	(7,829)	(9,153)
Foreign exchange translation adjustment	(925)	3,077	(8,211)
Fair value of plan assets at end of year	126,419	136,653	137,294
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in accrued interest and other assets	27,417	26,661	30,581
Accrued pension benefit cost included in employee benefit plans liability	(11)	(12)	(35)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	27,406	26,649	30,546
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	83,578	88,682	91,983
Change in projected benefit obligation
Projected benefit obligation at beginning of year	88,682	91,983	125,968
Service cost	54	76	130
Interest cost	4,385	4,786	3,114
Benefits paid	(3,324)	(3,244)	(5,774)
Actuarial (gain) loss	(6,219)	(4,919)	(31,455)
Foreign exchange translation adjustment	0	0	0
Projected benefit obligation at end of year	83,578	88,682	91,983
Change in plan assets
Fair value of plan assets at beginning of year	0	0	0
Actual return on plan assets	0	0	0
Employer contribution	3,324	3,244	5,774
Benefits paid	(3,324)	(3,244)	(5,774)
Foreign exchange translation adjustment	0	0	0
Fair value of plan assets at end of year	0	0	0
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in accrued interest and other assets	0	0	0
Accrued pension benefit cost included in employee benefit plans liability	(83,578)	(88,682)	(91,983)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	$ (83,578)	$ (88,682)	$ (91,983)